UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21814

                       PNC ABSOLUTE RETURN MASTER FUND LLC
               (Exact name of registrant as specified in charter)

                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


PNC ABSOLUTE RETURN MASTER
FUND LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2008

PNC ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008

                                                                                       % OF
INVESTMENT FUNDS*                                        COST         VALUE      MEMBERS' CAPITAL
EVENT-DRIVEN
   Aspen Partners, L.P.                              $    60,337   $    43,391         0.07%
   Canyon Value Realization Fund, L.P.                 1,730,306     2,277,467         3.93
   Castlerigg Partners, L.P.**                         1,964,113     2,235,055         3.86
   Cerberus Partners, L.P.**                           1,571,238     3,686,905         6.36
   Cevian Capital II, L.P.                             1,750,000     1,550,391         2.68
   Ecofin Special Situations Utilities Fund, L.P.      1,200,000     1,474,780         2.55
   Farallon Capital Offshore Investors, Inc.**         1,602,704     2,642,708         4.56
   Icahn Partners, L.P.                                1,700,000     1,699,228         2.93
   Montrica Global Opportunities, L.P.                 2,000,000     1,914,099         3.30
   Sisu Capital                                        1,200,000       860,780         1.48
   Sopris Capital Partners, L.P.                       1,318,000     1,249,914         2.16
   Taconic Opportunity Fund, L.P.                      1,464,057     1,924,042         3.32
                                                     -----------   -----------        -----
      Total Event-Driven                              17,560,755    21,558,760        37.20
MULTI-STRATEGY
   Amaranth Partners, L.L.C.                             156,400        95,812         0.17
   Elliott Associates, L.P.**                          2,533,718     5,192,414         8.96
   Goldman Investment Partners                         2,500,000     2,471,813         4.27
   HBK Fund, L.P.**                                    1,965,517     2,031,131         3.51
   Millenium USA, LP                                   2,300,000     2,412,541         4.16
                                                     -----------   -----------        -----
      Total Multi-Strategy                             9,455,635    12,203,711        21.07
HEDGED EQUITY
   Ascend Partners Fund II, L.P.                       1,064,378     1,396,673         2.41
   Ecofin Global Utilities Hedge Fund Ltd.             1,000,000     1,133,516         1.96
   GCM Little Arbor Institutional Partners, L.P.       1,000,000     1,113,261         1.92
   Marshall WACE Market Neutral LLC                    1,500,000     1,573,940         2.72
   Perry Partners, L.P.                                1,117,501     1,895,865         3.27
   SAC Multi-Strategy Fund LP                          1,000,000     1,050,274         1.81
   SCP Domestic Fund, L.P.                             1,000,000     1,717,143         2.96
   Walker Smith Q.P.                                   1,500,000     1,680,242         2.90
                                                     -----------   -----------        -----
      Total Hedged Equity                              9,181,879    11,560,914        19.95
FIXED INCOME ARBITRAGE
   Brevan Howard, L.P.                                 1,791,314     3,005,858         5.19
   MKP Credit, L.P.                                    1,596,144     1,966,289         3.39
   Parsec Trading Corp.                                1,295,879     1,433,159         2.47
                                                     -----------   -----------        -----
      Total Fixed Income Arbitrage                     4,683,337     6,405,306        11.05
CREDIT BASED
   Blue Mountain Credit, L.P.                          1,192,038     1,696,631         2.93
   Brigade Leveraged Capital Structures Fund, L.P.     1,500,000     1,523,691         2.63
   GSO Liquidity Partners L.P.                           387,474       398,700         0.69
   GSO Special Situations, L.P.**                      1,500,000     2,029,932         3.50
                                                     -----------   -----------        -----
      Total Credit Based                               4,579,512     5,648,954         9.75
                                                     -----------   -----------        -----
      Total Investments                              $45,461,118   $57,377,645        99.02%
                                                     ===========   ===========        =====

*    All investments are non-income producing.

**   Fund investment fully or partially segregated to cover tender offers.

PNC ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008

As of June 30, 2008, the value of the PNC Absolute Return Master Fund LLC's (the "Master Fund") investments by country as a percentage of members' capital is as follows:

COUNTRY                              COST         VALUE
British Virgin Islands - 4.56%   $ 1,602,704   $ 2,642,708
Cayman Islands - 8.70%             5,250,000     5,038,430
United States - 85.76%            38,608,414    49,696,507
                                 -----------   -----------
                                 $45,461,118   $57,377,645
                                 ===========   ===========

Percentages shown on the previous page are based on members' capital of $57,946,881. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $45,461,118. Net unrealized appreciation on investments for tax purposes was $11,916,527 consisting of $12,715,836 of gross unrealized appreciation and $799,309 of gross unrealized depreciation.

The investments in Investment Funds shown on the previous page, representing 99.02% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors. In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at June 30, 2008:

                                   Level 1   Level 2     Level 3        Total
                                   -------   -------   -----------   -----------
Investments in other hedge funds     $--       $--     $57,377,645   $57,377,645
                                   -------   -------   -----------   -----------

PNC ABSOLUTE RETURN MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                 Change in
  Beginning                     unrealized                     Net transfers       Ending
Balance as of    Realized      appreciation/   Net purchase/   in and/or out   Balance as of
   3/31/08      gain/(loss)   (depreciation)       sales         of Level 3       6/30/08
-------------   -----------   --------------   -------------   -------------   -------------
 $53,336,779     $(23,524)       $484,553        $3,579,837         $--         $57,377,645
 -----------     ---------       --------        ----------         ---         -----------

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) As of the date of this Form N-Q there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNC Absolute Return Master Fund LLC


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 22, 2008




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 22, 2008


/s/ Jennifer E. Spratley
------------------------
Jennifer E. Spratley
Chief Financial Officer

Date: August 22, 2008